Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share - Arisz Acquisition Corp. [Member] - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ 1,216,880	$ (255,901)
Remeasurement of common stock to redemption value	[1]	(3,882,526)	(14,563,839)
Net loss including remeasurement of common stock to redemption value		$ (2,665,646)	$ (14,819,740)

[1]	The remeasurement amount includes funds deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.